Schedule of Components of Net Periodic Benefit Cost (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Pension
Pension and Other Postretirement Benefits Disclosure [Line Items]
Service cost	$ 17,125	$ 16,121	$ 13,084
Interest cost	28,935	23,016	23,653
Expected return on assets	(32,661)	(26,660)	(23,899)
Prior service cost	445	449	466
Actuarial (gain) loss	4,045	15,679	12,417
Transition asset	(1)	(1)	(1)
Settlement charge		729	779
Termination benefit charge	13,652
Net periodic benefit cost	31,540	29,333	26,499
Postretirement Benefits
Pension and Other Postretirement Benefits Disclosure [Line Items]
Service cost	206	227	227
Interest cost	1,164	1,013	1,234
Prior service cost	(3,255)	(3,255)	(3,255)
Actuarial (gain) loss	(266)	25	(283)
Net periodic benefit cost	$ (2,151)	$ (1,990)	$ (2,077)